Credit Risk - Summary of Social Housing Exposure (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Social Housing Exposure [line items]
Drawn	£ 207,498	£ 201,619
Total	84,648	92,547
Loss allowance	785	751
Corporate and commercial banking [member]
Disclosure Of Social Housing Exposure [line items]
Total	21,978	23,394
Corporate centre [member]
Disclosure Of Social Housing Exposure [line items]
Total	48,090	50,044
Social Housing [member]
Disclosure Of Social Housing Exposure [line items]
Drawn	6,379	6,624
Total	8,978	9,086
Loss allowance	0
Social Housing [member] | Corporate and commercial banking [member]
Disclosure Of Social Housing Exposure [line items]
Drawn	2,794	2,844
Total	4,918	4,743
Loss allowance	0
Social Housing [member] | Corporate centre [member]
Disclosure Of Social Housing Exposure [line items]
Drawn	3,585	3,780
Total	4,060	£ 4,343
Loss allowance	£ 0